Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
Schedule of Lease Liabilities

	2024	2023
Lease liabilities
Non-current	287,679	325,569
Current	54,351	52,941
	342,030	378,510

Schedule of Maturity Lease Liabilities
The maturity of the Group’s lease liabilities is as follows:

	2024	2023
Less than 1 year	54,351	52,941
Between 1 and 2 years	65,697	66,474
Between 2 and 3 years	51,325	61,398
Between 3 and 4 years	43,571	47,677
Between 4 and 5 years	35,764	39,254
More than 5 years	91,322	110,766
	342,030	378,510

Summary of Lease Liability Activity

	Agricultural "partnerships"	Others	Total
Amount at the beginning of the year 2023	312,066	25,914	337,980
Exchange differences	17,062	1,151	18,213
Additions and re-measurement	95,386	5,061	100,447
Payments	(104,261)	(14,072)	(118,333)
Finance cost related to lease liabilities	36,906	3,297	40,203
Closing net book amount	357,159	21,351	378,510

Amount at the beginning of the year 2024	357,159	21,351	378,510
Exchange differences	(87,462)	(1,464)	(88,926)
Additions and re-measurement	107,050	10,936	117,986
Payments	(86,276)	(12,202)	(98,478)
Finance cost related to lease liabilities	30,137	2,801	32,938
Closing net book amount	320,608	21,422	342,030